Financial Assets and Financial Liabilities - Scheduled Maturities of the Debt Outstanding (Detail) ₽ in Millions	Dec. 31, 2020 RUB (₽)
Disclosure of detailed information about borrowings [abstract]
On demand	₽ 310,522
2021 (current portion)	4,314
2022	2,101
2023	17
2024	17
2025	63
Thereafter	3
Total	₽ 317,037